Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
VAT-input deductible	¥ 19,317		¥ 1,340,830
Income tax refundable	131,078		29,529
Advances to employees	14,396		253,608
Other current assets	2,964,809		4,347,006
Total prepaid expenses and other current assets	¥ 3,129,600	$ 491,103	¥ 5,970,973